Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Redeemable Convertible Preferred Stock (Tables) [Line Items]
Schedule of redeemable convertible preferred stock authorized, issued, and outstanding
	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,132,387	$284,047	$273,687

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value

Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,132,387	$284,047	$273,687

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	5,964,072	11,743	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	800,000	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,152	1,515,151	50,000	49,949
	18,022,277	17,784,975	$234,014	$223,641